Organization and Business (Q3) (Details)		9 Months Ended
	Aug. 13, 2018 USD ($) $ / shares	Sep. 30, 2020 USD ($) Employee classesOfStock realEstateUnits developmentProject $ / shares	Dec. 31, 2019 Employee class $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of employees | Employee		0	0
Number of multifamily apartment communities | realEstateUnits		2
Number of preferred equity investments | developmentProject		2
West Palm Beach
Subsidiary, Sale of Stock [Line Items]
Number of multifamily apartment communities | realEstateUnits		1
Boston
Subsidiary, Sale of Stock [Line Items]
Number of multifamily apartment communities | realEstateUnits		1
Ybor City
Subsidiary, Sale of Stock [Line Items]
Number of preferred equity investments | developmentProject		1
Queens
Subsidiary, Sale of Stock [Line Items]
Number of preferred equity investments | developmentProject		1
IPO
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)	$ 750,000,000	$ 750,000,000
Share price (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Number of classes of stock		2	2
Primary Offering
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)	$ 675,000,000	$ 675,000,000
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)	$ 75,000,000	$ 75,000,000
Share price (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Aggregate value of shares offered (up to)		$ 50,000,000
Share price (in dollars per share) | $ / shares		$ 10.00